Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Net operating loss	$ 0	$ 0
Valuation allowance	$ 258,284	$ 203,712